SCHEDULE OF UNAUDITED PROFORMA INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Business Acquisition [Line Items]
Revenues	$ 237,018	$ 208,615	$ 455,718	$ 413,280
Net income/(loss)	7,951	$ 10,770	19,811	$ 22,371
Sahara Petroleum Services Company [Member]
Business Acquisition [Line Items]
Revenues	209,563		421,287
Net income/(loss)	$ 7,034		$ 19,184